Financial instruments and risk management - Fair values - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 13,531	$ 13,831
Expected unconditional royalty payments to be received	$ 136	113
Percentage of change in spot price	15.00%
Forecast
Disclosure of detailed information about financial instruments [line items]
Expected unconditional royalty payments to be received	$ 53
Level 1
Disclosure of detailed information about financial instruments [line items]
Borrowings at fair value	7,300	7,600
Bonds, fair value	8,700	9,500
Level 3
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 4,200	4,200
Percentage of change in coal spot price	15.00%
Increase in carrying value of forward contract due to coal spot price assumptions	$ 63	198
Decrease in carrying value of forward contract due to decrease in spot price	53	46
Level 3 | Aluminium embedded derivatives separated from the power contract
Disclosure of detailed information about financial instruments [line items]
Long-term embedded derivatives with fair value	146	126
Level 3 | Fair value
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 4,400	$ 4,700